Income Taxes (Tables)	12 Months Ended
Oct. 03, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes comprises
The provision for income taxes comprises the following:

	(In thousands)
	Fiscal 2020	Fiscal 2019	Fiscal 2018
Current:
Federal	$8,188	$14,072	$966
State	2,262	1,537	2,555

Total Current	10,450	15,609	3,521

Deferred:
Federal	(5,844)	(418)	2,752
State	(1,979)	(336)	(1,347)

Total Deferred	(7,823)	(754)	1,405

Total income tax provision	$2,627	$14,855	$4,926

Reconciliation of the provision for income taxes to the amount computed at the federal statutory rate
A reconciliation of the provision for income taxes to the amount computed at the federal statutory rate is as follows:

	(In thousands)
	Fiscal 2020	Fiscal 2019	Fiscal 2018
Federal income tax at statutory rate	$12,851	$3,198	$(190)
Permanent differences	464	286	27
Change in valuation allowance	(11,373)	11,060	5,738
State taxes, net of federal benefit	2,503	208	891
Federal rate change	—	—	(1,540)
Other	(1,818)	103	—

Total income tax provision	$2,627	$14,855	$4,926

Schedule of tax effects of temporary differences of the deferred tax assets and liabilities	The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are summarized below.

	(In thousands)
As of	October 3, 2020	September 28, 2019
Deferred tax assets:
Compensation accruals	$5,433	$948
Deferred rent	—	1,228
Inventory	1,053	681
Interest limitation	6,919	17,886
Lease liabilities	46,644	—
Property and equipment	—	590
Reserves and other accruals	354	—

Total deferred tax assets	60,403	21,333
Deferred tax liabilities:
Property, plant, and equipment	(611)	—
Intangibles	(3,258)	(2,456)
Reserves and other accruals	—	(2,673)
Leased assets	(44,014)	—
Deferred financing cost	(512)	(646)

Total deferred tax liabilities	(48,395)	(5,775)
Valuation allowance	(5,425)	(16,798)

Deferred tax assets (liabilities), net	$6,583	$(1,240)

Schedule of Valuation Allowances	Valuation Allowance consists of the following:

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance at End of Period
	(In Thousands)
2018	$—	$5,738	$—	$5,738
2019	$5,738	$11,060	$—	$16,798
2020	$16,798	$—	$(11,373)	$5,425